Fair Value Measurements (Tables)	11 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Assets and Liabilities Measured On Recurring Basis [Table Text Block]

Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust	$57,168,785	$57,168,785		$-	$-
Liabilities:
Warrant liability	$3,386,998	$-	$		$3,386,998

Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3):

Balance – January 26, 2012 (inception)	-
Correction of an error	3,109,339
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)

Balance – December 31, 2012	$3,386,998

Schedule Of Estimated Fair Value Assumption Of Warrants and Results Of Operations [Table Text Block]

The inputs to the model at December 31, 2012 were as follows:

The Company’s stock price at December 31, 2012	$10.00
Dividend yield (per share)	N/A
Risk-free interest rate	1.18%
Expected volatility rate	21.3%